Acquisitions (Details) - Schedule of fair value amounts under a cost accumulation approach - Bowl America [Member] $ in Thousands	Sep. 26, 2021 USD ($)
Acquisitions (Details) - Schedule of fair value amounts under a cost accumulation approach [Line Items]
Current assets	$ 2,949
Property and equipment	40,121
Identifiable intangible asset	1,099
Assets held for sale	10,985
Current liabilities	(1,426)
Deferred income tax liability	(9,107)
Total	$ 44,621